ECONOMIC DEPENDENCE	12 Months Ended
Feb. 29, 2012
ECONOMIC DEPENDENCE
ECONOMIC DEPENDENCE

20. ECONOMIC DEPENDENCE

        The Company was dependent on three key customers with respect to revenue in the year ended February 29, 2012. These customers represented approximately 17%, 10% and 10% of sales for the year ended February 29, 2012 [year ended February 28, 2011 – one customer representing 60% of sales].